Summary of Significant Accounting Policies - Schedule of Amortized Intangible Assets (Details)	Dec. 31, 2025
Software [Member]
Schedule of Amortized Intangible Assets [Line Items]
Estimated useful lives	10 years
Trademark [Member]
Schedule of Amortized Intangible Assets [Line Items]
Estimated useful lives	10 years